Pension plans (Tables)	6 Months Ended
Jun. 30, 2012
Pension plans
Pension costs

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Six-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	15	32	17
Interest cost on projected benefit obligation	243	128	52
Expected return on assets	(432)	(128)	—
Amortizations and (gain) / loss	—	22	(4)
Net periodic pension cost (credit)	(174)	54	65

	six-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59